SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 15. – SUBSEQUENT EVENTS

Sale of Securities – On or about October 4, 2011, the Company closed on a securities purchase agreement (“SPA”) which a group of accredited investors to purchase 6,178,571 common shares. The share purchase price is $0.28 per share, resulting in gross proceeds of $1,730,000. Agent commissions and fees amounted to $140,100 in cash and 494,285 warrants exercisable at $0.50 per share. Net cash proceeds were $1,589,900. Investor shares purchased included 25% warrant coverage resulting in warrants granted for 1,544,645 shares exercisable at $0.50 per share. In accordance with the terms of the SPA, the Company has filed a Form S-1 registration statement to register the shares and the shares underlying the warrants, which is currently pending acceptance by the SEC.

Exercise of Warrants – During late October 2011 the Company issued 2,502,877 shares of its common stock pursuant to the exercise of outstanding options and warrants previously issued to a service provider. The options and warrants were exercised at $0.01 per share and the Company received $25,028.77.

NOTE 14. – SUBSEQUENT EVENTS

Common Stock Sold Privately

During the first quarter of 2011, the Company sold 3,611,000 shares of its common stock, at a purchase price between $0.25-$0.27 per share, to qualified investors, resulting in total gross proceeds of $911,000. The Company paid selling agents the following fees and commissions on all but 560,000 of the shares issued: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.